Mortgage Servicing Rights - Schedule of Changes in Servicing Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Servicing Asset at Amortized Cost, Balance [Roll Forward]
Beginning balance	$ 25	$ 23	$ 18
Servicing rights originated	4	4	11
Servicing rights obtained in CIT Merger	0	3	0
Amortization	(4)	(6)	(9)
Valuation allowance benefit	0	1	3
Ending balance	$ 25	$ 25	$ 23